Note 14 - Fair Value of Financial Instruments (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Mar. 18, 2011	Sep. 19, 2013
Note 14 - Fair Value of Financial Instruments (Details) [Line Items]
Proceeds from Principal Repayments on Loans and Leases Held-for-investment					$ 996,148	$ 890,470
Equity Method Investments		0	0
Proceeds from Sale and Maturity of Marketable Securities			447,731	865,941	996,148	890,470
Asset Impairment Charges	2,100,000	200,000	200,000	2,100,000	2,100,000	0
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest					9.32%
The Grove [Member]
Note 14 - Fair Value of Financial Instruments (Details) [Line Items]
Equity Method Investments		0	0
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			9.32%				9.99%	20.00%
Grove Property Loan Principal									37,000,000
Grove Property Loan Interest And Fees									8,000,000
Deferred Tax Liabilities, Other		1,315,000	1,315,000
Fair Value, Inputs, Level 3 [Member] | The Grove, Florida [Member]
Note 14 - Fair Value of Financial Instruments (Details) [Line Items]
Equity Method Investments, Fair Value Disclosure					0
The Grove, Florida [Member]
Note 14 - Fair Value of Financial Instruments (Details) [Line Items]
Equity Method Investments					$ 0	$ 0				$ 0